Taxes (Details 3) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
VAT taxes payable	$ 1,562,849	$ 1,421,831
Income taxes payable	6,315,310	5,982,737
Other taxes payable		4,106
Totals	$ 7,878,159	7,408,674
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
VAT taxes payable		1,421,831	$ 775,847
Income taxes payable		5,982,737	4,633,460
Other taxes payable		4,106	14,648
Totals		$ 7,408,674	$ 5,423,955